Note 10 - Debt (Details Textual) - USD ($)			4 Months Ended	8 Months Ended	12 Months Ended
	May 05, 2016	Jan. 28, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2014	Mar. 31, 2017	Mar. 09, 2016	Jan. 26, 2016	Dec. 31, 2015	Dec. 18, 2015	Dec. 17, 2015	Oct. 01, 2015
Debt Instrument, Unamortized Discount					$ 34,800,000
Interest Payable, Current
Debt, Long-term and Short-term, Combined Amount				$ 0		$ 0
Predecessor [Member]
Interest Payable, Current									$ 3,143,470
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	29,038
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,180,000
Stock Issued During Period, Shares, Other	200,000				2,709,677
Debt Issuance Costs, Line of Credit Arrangements, Net					$ 1,100,000
Stock Issued During Period, Shares, New Issues	7,500,000			2,264,612
Deerfield Facility Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					97,614,999
Interest Payable, Current												$ 2,600,000
Debt Instrument, Covenant, Minimum Cash Balance										$ 500,000	$ 5,000,000	$ 5,000,000
Debt, Current								$ 38,300,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 35,000,000
Debt Instrument, Term					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.52
Debt Instrument, Redemption Price, Percentage					33.33%
Equity Raising Transaction, Proceeds, Percentage Applied for Redemption					35.00%
Put Options, Amount Exempt					$ 10,000,000
Deerfield Facility Agreement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	29,038
DIP Credit Agreement [Member]
Debt, Current								$ 5,750,000
DIP Loans [Member]
Proceeds from Issuance of Debt			$ 5,750,000
Debt Instrument, Fee Amount			$ 300,000
DIP Loans [Member] | Predecessor [Member]
Percentage of Lenders of Existing Debt		100.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 6,000,000